UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                             FORM 13F COVER PAGE

            REPORT FOR THE CALENDAR QUARTER ENDED DECEMBER 31, 2009

                          Check here if Amendment [ ]
                        This Amendment (check only one)
                             [ ] is a restatement
                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	              Athena Capital Management Inc.
Address:              50 Monument Rd., Suite 201, Bala Cynwyd, PA 19004
Form 13F File Number: 28-12902

===============================================================================
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Beth N. Lowson
Title: Attorney-In-Fact for David P. Cohen, President
       of Athena Capital Management Inc.
Phone: (914) 220-1919 for Beth N. Lowson or (484) 434-2258 for David P. Cohen


Signature, Place, and Date of Signing:

Athena Capital Management Inc.
  By: Mr. David P. Cohen, President
      By: /s/ Beth N. Lowson
	  Beth N. Lowson
	  White Plains, New York
	  February 10, 2011

Report Type (Check only one):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 	13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Managers: 0
Form 13F Information Table Entry Total: 135
Form 13F Information Table Value Total: 117,361 (thousands)

List of Other Included Managers:

No.	Name					Form 13F File Number

-----------------------------------------------------------------------------------------------------------------------------------

                       FORM 13F INFORMATION TABLE
COLUMN:   1                  2          3          4                 5                6               7                 8
-----------------------  ---------  ----------  --------  ---------------------  -------------   ----------  -----------------------
                          TITLE OF               VALUE    SHARES OR  SH/   PUT/   INVSTMT         OTHER          VOTING AUTHORITY
    NAME OF ISSUER        CLASS       CUSIP     (x$1000)  PRN AMT    PRN   CALL   DSCRTN          MANAGERS     SOLE    SHARED   NONE
                                                                                                             <F1>
-----------------------  ---------  ----------  --------  ---------  ----  ----  --------------  ----------  -------  -------  -----
AEHR TEST SYSTEMS        COM        00760J108   22        18100      SH          SHARED-OTHER    N/A                  18100
AEHR TEST SYSTEMS        COM        00706J108   49        40602      SH          SOLE            N/A         40602
AEROSONIC CORP DEL       COM PAR    008015307   401       115600     SH          SHARED-OTHER    N/A                  115600
                         $0.40
AEROSONIC CORP DEL       COM PAR    008015307   586       168948     SH          SOLE            N/A         168948
                         $0.40
AH BELO CORP             COM CL A   001282102   1750      201162     SH          SHARED-OTHER    N/A                  201162
AH BELO CORP             COM CL A   001282102   1910      219500     SH          SOLE            N/A         219500
ALLIANCE FIBER OPTIC     COM NEW    018680306   649       41360      SH          SHARED-OTHER    N/A                  41360
PRODS I
ALLIANCE FIBER OPTIC     COM NEW    018680306   83        5300       SH          SOLE            N/A         5300
PRODS I
AMERISERV FINANC INC     COM        03074A102   65        41000      SH          SHARED-OTHER    N/A                  41000
AMERISERV FINANC INC     COM        03074A102   18        11200      SH          SOLE            N/A         11200
AMPCO PITTSBURGH CORP    COM        032037103   1052      37500      SH          SHARED-OTHER    N/A                  37500
AMPCO PITTSBURGH CORP    COM        032037103   659       23500      SH          SOLE            N/A         23500
ARGAN INC                COM        04010E109   74        8025       SH          SHARED-OTHER    N/A                  8025
ARGAN INC                COM        04010E109   140       15123      SH          SOLE            N/A         15123
ASML HOLDINGS            NY REG SHS N07059186   946       24675      SH          SHARED-OTHER    N/A                  24675
ASTRONICS CORP           COM        046433108   1734      82570      SH          SHARED-OTHER    N/A                  82570
ASTRONICS CORP           COM        046433108   1830      87145      SH          SOLE            N/A         87145
ATRION CORP              COM        049904105   359       2000       SH          SHARED-OTHER    N/A                  2000
ATRION CORP              COM        049904105   1328      7400       SH          SOLE            N/A         7400
BCSB BANKCORP INC        COM        055367106   83        7341       SH          SHARED-OTHER    N/A                  7341
BCSB BANKCORP INC        COM        055367106   99        8765       SH          SOLE            N/A         8765
BELO CORP                COM SER A  080555105   1536      217000     SH          SHARED-OTHER    N/A                  217000
BELO CORP                COM SER A  080555105   1947      275000     SH          SOLE            N/A         275000
BENEFICIAL MUTUAL        COM        08173R104   220       24916      SH          SOLE            N/A         24916
BANCORP IN
BREEZE EASTERN CORP      COM        106764103   92        13000      SH          SHARED-OTHER    N/A                  13000
CAMDEN NATIONAL CORP     COM        133034108   2952      81480      SH          SHARED-OTHER    N/A                  81480
CAMDEN NATIONAL CORP     COM        133034108   1357      37456      SH          SOLE            N/A         37456
CAPITAL SR LIVING CORP   COM        140475104   249       37094      SH          SHARED-OTHER    N/A                  37094
CAPITAL SR LIVING CORP   COM        140475104   345       51498      SH          SOLE            N/A         51498
CENTURY BANCORP INC      CL A       156432106   709       26450      SH          SHARED-OTHER    N/A                  26450
MASS                     NON VTG
CENTURY BANCORP INC      CL A       156432106   259       9663       SH          SOLE            N/A         9663
MASS                     NON VTG
CFS BANCORP INC          COM        12525D102   94        17900      SH          SHARED-OTHER    N/A                  17900
CFS BANCORP INC          COM        12525D102   29        5500       SH          SOLE            N/A         5500
CHASE CORP               COM        16150R104   4259      261300     SH          SHARED-OTHER    N/A                  261300
CHASE CORP               COM        16150R104   2431      149130     SH          SOLE            N/A         149130
CHARTER FINL CORP WEST   COM        16122M100   401       45000      SH          SHARED-OTHER    N/A                  45000
PT GA
CHARTER FINL CORP WEST   COM        16122M100   623       70000      SH          SOLE            N/A         70000
PT GA
CIMATRON LTD             ORD        M23798107   75        26200      SH          SHARED-OTHER    N/A                  26200
CIMATRON LTD             ORD        M23798107   265       92579      SH          SOLE            N/A         92579
CITIZENS & NORTHERN      COM        172922106   296       19900      SH          SHARED-OTHER    N/A                  19900
CORP
CITIZENS & NORTHERN      COM        172922106   401       27000      SH          SOLE            N/A         27000
CORP
CMS BANCORP INC          COM        12600U102   77        7800       SH          SHARED-OTHER    N/A                  7800
CMS BANCORP INC          COM        12600U102   118       11975      SH          SOLE            N/A         11975
COMMUNITY BANK SYS INC   COM        203607106   387       13938      SH          SHARED-OTHER    N/A                  13938
DANVERS BANKCORP INC     COM        236442109   353       20000      SH          SOLE            N/A         20000
DAWSON GEOPHYSICAL CO    COM        239359102   1135      35571      SH          SHARED-OTHER    N/A                  35571
DAWSON GEOPHYSICAL CO    COM        239359102   867       27187      SH          SOLE            N/A         27187
DELUXE CORP              COM        248019101   872       37900      SH          SHARED-OTHER    N/A                  37900
DELUXE CORP              COM        248019101   159       6900       SH          SOLE            N/A         6900
DONEGAL GROUP INC        CL B       257701300   210       11940      SH          SHARED-OTHER    N/A                  11940
DONEGAL GROUP INC        CL B       257701300   185       10487      SH          SOLE            N/A         10487
DONEGAL GROUP INC        CL A       257701201   346       23882      SH          SHARED-OTHER    N/A                  23882
DONEGAL GROUP INC        CL A       257701201   18        1261       SH          SOLE            N/A         1261
DORMAN PRODUCTS INC      COM        258278100   2983      82326      SH          SHARED-OTHER    N/A                  82326
DORMAN PRODUCTS INC      COM        258278100   1109      30605      SH          SOLE            N/A         30605
EAGLE BANCORP MONT INC   COM        26942G100   91        8400       SH          SHARED-OTHER    N/A                  8400
EAGLE BANCORP MONT INC   COM        26942G100   184       17018      SH          SOLE            N/A         17018
EASTERN CO               COM        276317104   1225      68617      SH          SHARED-OTHER    N/A                  68617
EASTERN CO               COM        276317104   992       55575      SH          SOLE            N/A         55575
ECOLOGY & ENVRNMT INC    CL A       278878103   517       34491      SH          SHARED-OTHER    N/A                  34491
ECOLOGY & ENVRNMT INC    CL A       278878103   730       48691      SH          SOLE            N/A         48691
EDAC TECHNOLOGIES CORP   COM        279285100   232       68696      SH          SHARED-OTHER    N/A                  68696
EDAC TECHNOLOGIES CORP   COM        279285100   513       151711     SH          SOLE            N/A         151711
ESCALADE INC             COM        296056104   1267      198606     SH          SHARED-OTHER    N/A                  198606
ESCALADE INC             COM        296056104   603       94465      SH          SOLE            N/A         94465
EXCEED COMPANY LTD       UNIT       G32335120   118       31600      SH          SHARED-OTHER    N/A                  31600
                         11/08/11
EXCEED COMPANY LTD       UNIT       G32335120   60        16000      SH          SOLE            N/A         16000
                         11/08/11
FOSTER LB CO             COM        350060109   3658      89343      SH          SHARED-OTHER    N/A                  89343
FOSTER LB CO             COM        350060109   786       19189      SH          SOLE            N/A         19189
FOX CHASE BANCORP        COM        35137T108   127       10692      SH          SOLE            N/A         10692
INC NEW
GIGA TRONICS INC         COM        375175106   35        13069      SH          SOLE            N/A         13069
GLOBAL POWER EQUIP GP I  COM PAR    37941P306   3718      160264     SH          SHARED-OTHER    N/A                  160264
                         $0.01
GLOBAL POWER EQUIP GP I  COM PAR    37941P306   5403      232878     SH          SOLE            N/A         232878
                         $0.01
GLOBECOMM SYSTEMS INC    COM        37956X103   2270      227000     SH          SHARED-OTHER    N/A                  227000
GLOBECOMM SYSTEMS INC    COM        37956X103   1776      177598     SH          SOLE            N/A         177598
GREAT LAKES DREDGE       COM        390607109   1498      203300     SH          SHARED-OTHER    N/A                  203300
& DOCK CO
GREAT LAKES DREDGE       COM        390607109   1450      196807      SH         SOLE            N/A         196807
& DOCK CO
GTSI CORP                COM        36238K103   1018      216133     SH          SHARED-OTHER    N/A                  216133
GTSI CORP                COM        36238K103   955       202829     SH          SOLE            N/A         202829
INVESTORS BANCORP INC    COM        46146P102   157       12000      SH          SOLE            N/A         12000
JACKSONVILLE BANCORP     COM        46924R106   126       11700      SH          SHARED-OTHER    N/A                  11700
INC MD
JACKSONVILLE BANCORP     COM        46924R106   210       19442      SH          SOLE            N/A         19442
INC MD
JOURNAL COMMUNIC INC     CL A       481130102   1259      249240     SH          SHARED-OTHER    N/A                  249240
JOURNAL COMMUNIC INC     CL A       481130102   1378      272837     SH          SOLE            N/A         272837
KAPSTONE PAPER           COM        48562P103   4967      324614     SH          SHARED-OTHER    N/A                  324614
& PACKAGING CORP
KAPSTONE PAPER           COM        48562P103   7136      466427     SH          SOLE            N/A         466427
& PACKAGING CORP
KIMCO RLTY CORP          COM        49446R109   406       22500      SH          SHARED-OTHER    N/A                  22500
KOSS CORP                COM        500692108   114       22800      SH          SHARED-OTHER    N/A                  22800
KOSS CORP                COM        500692108   83        16575      SH          SOLE            N/A         16575
MER TELEMANAGEMENT       SHS        M69676126   65        33750      SH          SHARED-OTHER    N/A                  33750
SOLUTIONS
MER TELEMANAGEMENT       SHS        M69676126   32        16600      SH          SOLE            N/A         16600
SOLUTIONS
MERCER INSUR GRP INC     COM        587902107   359       12843      SH          SHARED-OTHER    N/A                  12843
MERCER INSUR GRP INC     COM        587902107   774       27655      SH          SOLE            N/A         27655
MOD-PAC CORP             COM        607495108   135       26978      SH          SHARED-OTHER    N/A                  26978
MOD-PAC CORP             COM        607495108   65        12932      SH          SOLE            N/A         12932
MUTUALFIRST FINL INC     COM        62845B104   263       28260      SH          SHARED-OTHER    N/A                  28260
MUTUALFIRST FINL INC     COM        62845B104   53        5666       SH          SOLE            N/A         5666
NAVIOS MARITIME HLDGS    COM        Y62196103   7         1364       SH          SHARED-OTHER    N/A                  1364
NAVIOS MARITIME HLDGS    COM        Y62196103   180       34000      SH          SOLE            N/A         34000
OBA FINANCIAL SVCS INC   COM        67424G101   182       13200      SH          SHARED-OTHER    N/A                  13200
OBA FINANCIAL SVCS INC   COM        67424G101   307       22200      SH          SOLE            N/A         22200
ONVIA INC                COM NEW    68338T403   640       141200     SH          SHARED-OTHER    N/A                  141200
ONVIA INC                COM NEW    68338T403   1145      252853     SH          SOLE            N/A         252853
PATHFINDER BANCORP INC   COM        70320A103   262       30815      SH          SHARED-OTHER    N/A                  30815
PATHFINDER BANCORP INC   COM        70320A103   512       60215      SH          SOLE            N/A         60215
PENN MILLERS HLDG CORP   COM        707561106   323       24426      SH          SHARED-OTHER    N/A                  24426
PENN MILLERS HLDG CORP   COM        707561106   527       39797      SH          SOLE            N/A         39797
PMFG INC                 COM        69345P103   5466      333264     SH          SHARED-OTHER    N/A                  333264
PMFG INC                 COM        69345P103   5097      310770     SH          SOLE            N/A         310770
PROASSURANCE CORP        COM        74267C106   647       10679      SH          SHARED-OTHER    N/A                  10679
PROASSURANCE CORP        COM        74267C106   212       3500       SH          SOLE            N/A         3500
PROV & WOR RAILRD CO     COM        743737108   427       25500      SH          SHARED-OTHER    N/A                  25500
PROV & WOR RAILRD CO     COM        743737108   25        1500       SH          SOLE            N/A         1500
ROMA FINANCIAL CORP      COM        77581P109   119       11200      SH          SHARED-OTHER    N/A                  11200
ROMA FINANCIAL CORP      COM        77581P109   178       16800      SH          SOLE            N/A         16800
SCRIPPS EW CO OHIO       CL A NEW   811054402   1374      135333     SH          SHARED-OTHER    N/A                  135333
SCRIPPS EW CO OHIO       CL A NEW   811054402   1731      170531     SH          SOLE            N/A         170531
SEARCHMEDIA HLDGS LTD    SHS        G8005Y106   104       33400      SH          SHARED-OTHER    N/A                  33400
SEARCHMEDIA HLDGS LTD    SHS        G8005Y106   72        23100      SH          SOLE            N/A         23100
SEARCHMEDIA HLDGS LTD    W EXP      G8005Y114   6         25000      SH          SHARED-OTHER    N/A                  25000
                         11/19/11
SUPERIOR UNIF GRP INC    COM        868358102   160       14500      SH          SHARED-OTHER    N/A                  14500
SUPERIOR UNIF GRP INC    COM        868358102   11        1000       SH          SOLE            N/A         1000
TECHE HOLDING CO         COM        878330109   481       13800      SH          SHARED-OTHER    N/A                  13800
TECHE HOLDING CO         COM        878330109   296       8500       SH          SOLE            N/A         8500
TF FINANCIAL CORP        COM        872391107   822       37100      SH          SHARED-OTHER    N/A                  37100
TF FINANCIAL CORP        COM        872391107   381       17221      SH          SOLE            N/A         17221
UNITED ONLINE INC        COM        911268100   112       17000      SH          SHARED-OTHER    N/A                  17000
UNITED ONLINE INC        COM        911268100   116       17500      SH          SOLE            N/A         17500
UNIVERSAL STAINLESS      COM        913837100   929       29700      SH          SHARED-OTHER    N/A                  29700
& ALLOY
US LIME & MINERAL        COM        911922102   2642      62701      SH          SHARED-OTHER    N/A                  62701
US LIME & MINERAL        COM        911922102   1640      38929      SH          SOLE            N/A         38929
VIRCO MANUFACTURING CO   COM        927651109   1016      384756     SH          SHARED-OTHER    N/A                  384756
VIRCO MANUFACTURING CO   COM        927651109   1190      450883     SH          SOLE            N/A         450883
YADKIN VLLY FNCL CORP    COM        984314104   9         5064       SH          SHARED-OTHER    N/A                  5064
YADKIN VLLY FNCL CORP    COM        984314104   9         5160       SH          SOLE            N/A         5160

<F1>
Shares reported as "Sole" under Column 6 "Investment Discretion" and Column 8 "Voting Authority"
are held by Minerva Group, LP, an affiliate of Athena Capital Management Inc.

==============================================================================

                               POWER OF ATTORNEY


The undersigned does hereby constitute and appoint Stephen J. Nelson, Mary Anne Mayo, Scott M. Dubowsky, Sean W. McDowell and Beth N. Lowson, each of The Nelson Law Firm, LLC, One North Broadway, Suite 712, White Plains, NY 10601, signing singly, with full power of substitution, as the true and lawful attorney of the undersigned, and authorizes and designates each of them to sign on behalf of the undersigned, and to file filings and any amendments thereto made by or on behalf of the undersigned in respect of the beneficial ownership of equity securities held by the undersigned, directly, indirectly or beneficially, pursuant to Sections 13(d), 13(g) and 16 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder. The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with Sections 13(d), 13(g) or 16 of the Exchange Act.

This Power of Attorney shall remain in full force and effect until withdrawn by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.

IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 25th day of January, 2011.

						By: /s/ David P. Cohen
						   David P. Cohen